Consolidated income statement - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	R 112,129	R 113,684	R 138,288
Cost of sales	(105,208)	(99,768)	(101,624)
Interest income	1,337	1,369	1,203
Finance expense	(4,571)	(3,299)	(2,840)
Share-based payment expenses	(251)	(113)	(218)
Gain/(loss) on financial instruments	5,433	235	(4,279)
(Loss)/gain on foreign exchange differences	(215)	1,973	616
Share of results of equity-accounted investees after tax	212	(1,174)	1,287
Other costs	(4,722)	(5,858)	(3,679)
Other income	2,630	1,232	1,110
Gain/(loss) on disposal of property, plant and equipment	55	105	162
(Impairments)/reversal of impairments	(9,173)	(47,454)	6
Gain on acquisition	0	898	0
Occupational healthcare gain	76	365	211
Restructuring costs	(550)	(515)	(363)
Transaction costs	(851)	(474)	(152)
(Loss)/profit before royalties, carbon tax and tax	(3,669)	(38,794)	29,728
Royalties	(543)	(1,050)	(1,834)
Carbon tax	(2)	(2)	10
(Loss)/profit before tax	(4,214)	(39,846)	27,904
Mining and income tax	(1,496)	2,416	(8,924)
(Loss)/profit for the year	(5,710)	(37,430)	18,980
Attributable to:
Owners of Sibanye-Stillwater	(7,297)	(37,772)	18,396
Non-controlling interests (NCI)	R 1,587	R 342	R 584
Earnings per share attributable to owners of Sibanye-Stillwater
Basic earnings per share (in ZAR per share)	R (2.58)	R (13.34)	R 6.51
Diluted earnings per share (in ZAR per share)	R (2.58)	R (13.34)	R 6.50